PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property and Equipment, Net
	December 31,
	2012	2013

Cost:
Leasehold improvements	$3,817	$4,027
Machinery and equipment	6,701	7,720
Rentals systems	2,425	3,771
Computer, software and peripheral equipment	11,593	12,300
Office furniture and equipment	2,184	2,056
Motor vehicles	52	148
	26,772	30,022

Accumulated depreciation	19,178	21,928
Property and equipment, net	$7,594	$8,094